Organization, Business Operations and Liquidity		12 Months Ended
	Jul. 02, 2025	Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Business Operations and Liquidity
NOTE 1 — ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Organization and General
Hyperliquid Strategies Inc (the “Company”) is a shell company incorporated on July 2, 2025, as a Delaware corporation. The Company was formed for the purpose of effecting a proposed Merger (See Note 4).
As of July 2, 2025, the Company had not commenced any operations. All activity as of July 2, 2025 (inception), relates to the Company’s formation. The Company will not generate any operating revenues until after the proposed Merger, at the earliest.
Liquidity and Going Concern Considerations
As of July 2, 2025, the Company had no cash available for working capital purposes. The Company currently has insufficient funds to pay its liabilities, absent any additional funding, which obtaining such funding is uncertain.
On July 11, 2025, Rorschach I LLC, a Delaware corporation (“Rorschach”), Sonnet BioTherapeutics Holdings, Inc. (“Sonnet”), the Company, TBS Merger Sub Inc, a Delaware corporation and wholly owned subsidiary of the Company (“Sonnet Merger Sub”) and Rorschach Merger Sub, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company (“Rorschach Merger Sub”), entered into a entered into a Business Combination Agreement (the “Transaction Agreement”) pursuant to which, subject to the terms and conditions contained in the Transaction Agreement, (i) Rorschach Merger Sub will merge with and into Rorschach, with Rorschach surviving the Rorschach Merger as a direct wholly owned subsidiary of the Company and (ii) immediately following the Rorschach Merger, Sonnet Merger Sub will merge with and into Sonnet (the “Sonnet Merger” and, together with the Rorschach Merger, the “Mergers”), with Sonnet surviving the Sonnet Merger as a direct wholly owned subsidiary of the Company.
The Company may have insufficient funds available to operate the business prior to completing the Mergers. Moreover, the Company may need to obtain additional financing to complete the Mergers. In addition, following the Mergers, if cash on hand is insufficient, the Company may need to obtain additional financing in order to meet its obligations.
The Company has until July 11, 2026 (the “Outside Date”), provided that the Outside Date may be extended by either party for up to 60 days in the event that the SEC has not declared effective a registration statement by the date which is 60 days prior to the Outside Date, or by Sonnet or the Company if the requisite stockholder approval shall fail to have been obtained. Upon termination of the Transaction Agreement under specified circumstances, Sonnet may be required to pay Rorschach a termination fee of $2.5 million (the “Termination Fee”) or up to $1 million to reimburse Rorschach for any expenses incurred in connection with the Transaction Agreement and the transactions contemplated thereby (the “Expense Reimbursement”). In no event will Sonnet be required to pay both the Termination Fee and the Expense Reimbursement. Although the Company intends to consummate the Mergers on or before July 11, 2026, it is uncertain whether the Company will be able to consummate the Mergers by this time. In connection with the Company’s assessment of going concern considerations in accordance with ASC Subtopic 205-40, “Presentation of Financial Statements – Going Concern”, Management has determined that should the Mergers not occur and any potential subsequent dissolution, as well as the potential for the Company to have insufficient funds available to operate its business prior to completing the Mergers, raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts and classification of assets or liabilities should the Company liquidate after July 11, 2026.
Risks and Uncertainties
The continuing military conflict between the Russian Federation and Ukraine, the military actions between Hamas and Israel and the risk of escalations of other military conflicts have created and are expected to create global economic consequences. The specific impact on the Company’s financial condition, results of operations, cash flows and completion of the Mergers is not determinable as of the date of these financial statements.

NOTE 1 — ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Organization and General
Hyperliquid Strategies Inc (the “Company” or “HSI”), a Delaware corporation, is a digital asset treasury company with a focus on building, managing, and optimizing its treasury with HYPE digital assets. The Company was created on July 2, 2025. In August 2025, the Company incorporated a wholly owned entity in the Cayman Islands, Rorschach Cayman LLC. The Company owns all of the equity and has unilateral control over Rorschach Cayman LLC (“Rorschach Cayman”) and as such consolidates the entity under Accounting Standards Codification (“ASC”) 810, “Consolidations.” The Company has selected June 30 as its fiscal year end.
On July 11, 2025, Sonnet BioTherapeutics Holdings, Inc. (“Sonnet”), the Company, Rorschach I LLC (“Rorschach”), Sonnet Merger Sub Inc., and Rorschach Merger Sub LLC, entered into a Business Combination Agreement (as subsequently amended, the “BCA”) pursuant to which, subject to the terms and conditions contained in the BCA, (i) Rorschach Merger Sub LLC would merge with and into Rorschach (the “Rorschach Merger”) with Rorschach surviving the Rorschach Merger as a direct wholly owned subsidiary of the Company and (ii) immediately following the Rorschach Merger, Sonnet Merger Sub Inc. would merge with and into Sonnet (the “Sonnet Merger”), with Sonnet surviving the Sonnet Merger as a direct wholly owned subsidiary of the Company.
On December 2, 2025, the closing of the transactions contemplated by the BCA was completed (the “Closing,” and such date, the “Closing Date”). Prior to the Closing, Rorschach owned 100% of the Company. The combination of Rorschach and HSI was accounted for as a reverse recapitalization (the “Reverse Recapitalization”), with Rorschach surviving as the accounting acquirer. Under the Reverse Recapitalization, the assets and liabilities of HSI were recorded at historical cost. No goodwill or intangible assets were recognized. Consequently, the consolidated financial statements of the Company reflect the operations of Rorschach for accounting purposes, and together with the financial position and results of operations of HSI and Sonnet subsequent to the Closing Date.
The overall business combination of the Company, Rorschach and Sonnet was a strategic realignment of HSI as a blockchain-focused entity. Refer to Note 5 for additional information on the Company’s Reverse Recapitalization and the Company’s acquisition of Sonnet, the latter of which was accounted for as an asset acquisition under ASC 805, “Business Combinations.”
During the year ended June 30, 2026, the Company entered into an asset purchase agreement (the “APA”) with Guidant Bio Therapeutics Inc. (“Guidant”). In connection with the closing of the transactions contemplated by the APA on that date, the Company transferred $1.325 million in cash, various developmental assets and patents related to its tumor delivery platforms, certain employees and its Australian subsidiary to Guidant, and subsequently in the fourth quarter in accordance with the terms of the APA provided an additional $1.0 million upon the execution of definitive investment agreements. In exchange, the Company received a 40% common stock interest in Guidant. In connection with the APA, the Company engaged Guidant under a transaction services agreement (the “TSA”) to provide services to the Company for fees of $0.175 million, paid at the closing of the APA.
The Company’s primary strategy is building, managing, and optimizing its treasury with HYPE tokens, which are the native digital assets of the Hyperliquid Layer-1 blockchain.
HSI’s Common Stock (as defined in Note 10) is listed on the Nasdaq stock exchange under the ticker symbol “PURR” and began trading on December 3, 2025; on the same day, Sonnet’s Common Stock ceased to trade.
Liquidity and Going Concern Considerations
Under ASC Subtopic 205-40, “Presentation of Financial Statements—Going Concern”, the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet future financial obligations as they become due within one year after the date that these financial statements are issued. Since the Company’s inception, it has had a history of recurring net losses from operations and working capital deficits.
As disclosed in the June 30, 2025, financial statements of Rorschach, there was substantial doubt about the ability of Rorschach to continue as a going concern for at least one year from the date the financial statements were issued. This was based on Rorschach having insufficient funds to pay its liabilities, absent any additional funding, which obtaining such funding was uncertain. During the year ended June 30, 2026, the Company raised capital through the Closing PIPE financing and entered into the Equity Facility, as such terms are defined and further described in Note 10, which has alleviated the substantial doubt about the Company’s ability to continue as a going concern.

Based on the Company’s current financial condition and forecast of cash flow needs for the next twelve months, Management expects that the Company’s existing resources will be sufficient to enable the Company to fund its anticipated level of operations through one year from the date these financial statements were issued.
The Company plans to continue to pursue additional methods to obtain funding for working capital in the future, however, such funding may not be available to the Company. Although management believes that such capital sources will continue to be available, there can be no assurances that additional working capital will be available to the Company when needed, or if available, on terms acceptable to the Company. If the Company is unable to obtain capital on terms that are satisfactory to the Company, when the Company requires it, the Company’s ability to continue to grow or support the business and to respond to business challenges could be significantly limited, which may adversely affect the Company’s business plans.
Risks and Uncertainties
The Company’s financial condition is substantially dependent on the market price and liquidity of HYPE tokens as the Company’s treasury assets are concentrated in cash and HYPE tokens. HYPE tokens are the native cryptocurrency of the Hyperliquid Layer 1 blockchain. HYPE tokens have experienced significant price volatility, and the Company’s financial results and carrying value of its HYPE tokens will fluctuate materially based on HYPE token price movements. The Company depends on the success and adoption of the Hyperliquid Layer 1 blockchain for the value of its treasury holdings in HYPE tokens.
Additionally, substantially all of the Company’s HYPE tokens are held with a single custodian, and therefore the ability to access the HYPE tokens is driven by the custodian’s ability to comply with contractual requirements in keeping the tokens secure. To the extent a private key, held by the Custodian, required to access a HYPE address is lost, destroyed or otherwise compromised and no backup of the private key is accessible, the Company may be unable to access the relevant HYPE address controlled by the private key and the private key will not be capable of being restored by the network.
The processes by which the HYPE transactions are settled are dependent on the peer-to-peer
network of Hyperliquid, and as such, the Company is subject to operational risk. A risk also exists with respect to previously unknown technical vulnerabilities, which may adversely affect the value of HYPE.